EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Disclosure of composition of share capital [Table Text Block]
	December 31, 2023		December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Common Shares without par value	Unlimited	13,394,136	Unlimited	7,569,526

Disclosure of changes in issued and outstanding share capital [Table Text Block]
Number of shares

Balance as of January 1, 2022	6,811,620

Common shares issued as a result of options exercises	21,736
Common shares issued in settlement of purchase consideration of business combination	126,006
Issuance of treasury Common shares	10,165
Issuance of Common shares	599,999

Balance as of December 31, 2022	7,569,526

Issuance of Common Shares pursuant to debt settlement	492,492
Issuance of Common Shares pursuant to vested RSUs	54,999
Issuance of Common shares	5,277,119

Balance as of December 31, 2023	13,394,136

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Year ended December 31,
	2023	2022

Exercise price (in CAD)	$1.1	$2.3-$27.3
Dividend yield (%)	-	-
Expected life of share options (years)	5	4-5
Volatility (%)	104.4-109.35	77.04-107.03
Annual risk-free rate (%)	3.55-3.65	1.43-3.85
Share price (in CAD)	$1.1	$2.3-$27.3

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Year ended December 31, 2023
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the year	519,170	37.6

Options granted during the year	3,000	1.1
Options exercised during the year	-	-
Options forfeited during the year	(196,718)	(51.78)

Options outstanding at the end of year	325,452	28.72

Options exercisable at the end of year	299,442	28.39
	Year ended December 31, 2022
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the year	544,325	39.1

Options granted during the year	32,503	10.85
Options exercised during the year	(22,705)	16
Options forfeited during the year	(34,953)	49.9

Options outstanding at the end of year	519,170	37.6

Options exercisable at the end of year	360,769	36.95

Disclosure of restricted share units [Table Text Block]
Number of RSU

Outstanding at the beginning of the year	55,000

Granted during the year	-

Outstanding at the end of the year	55,000

Exercisable at the end of year	-

Disclosure Of Detailed Information About Warrants Valuation Assumptions Explanatory [Table Text Block]
	Issue date
	May 2023	February 2023	May 2021

Expected volatility	48.43%	48.43%	48.43%
Share price (Canadian Dollar)	0.48	0.48	0.48
Expected life (in years)	2.342	2.096	2.342
Risk-free interest rate	4.12%	4.12%	4.12%
Expected dividend yield	0%	0%	0%
Fair value:

Per Warrant (Canadian Dollar)	$0.009	$0.006	$0
Total Warrants (Canadian Dollar in thousands)	$5	$33	$0